Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Stock by Class [Table Text Block]
The following is a summary of our capital stock activity over the past three years:

	Common Stock Shares	Treasury Stock Shares
December 31, 2009	185,983,792	40,946,032
Stock options and awards	—	(1,767,712)
Repurchases of common stock, net	—	3,833,784
December 31, 2010	185,983,792	43,012,104
Stock options and awards	—	(918,946)
Repurchases of common stock, net	—	4,216,318
December 31, 2011	185,983,792	46,309,476
Stock options and awards	—	(1,156,452)
Repurchases of common stock, net	—	3,160,390
December 31, 2012	185,983,792	48,313,414

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated other comprehensive gain (loss) consisted of the following:

	December 31,
(in Millions)	2012	2011
Deferred (loss) gain on derivative contracts	$(1.5)	$(7.2)
Pension and other postretirement liability adjustment	(380.4)	(353.5)
Foreign currency translation adjustments	(27.0)	(29.3)
Accumulated other comprehensive gain (loss)	$(408.9)	$(390.0)